EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2018	2017	2016
Numerator
Net income	$172,595	$96,787	$88,526

Denominator
Basic earnings per common share - weighted average shares	88,582,090	61,529,460	61,206,093
Effect of dilutive securities
Employee stock awards	514,680	581,329	729,335
Warrants	517,435	60,801	49,994
Diluted earnings per common share - adjusted weighted average shares	89,614,205	62,171,590	61,985,422

Earnings per share available to common shareholders
Basic	$1.95	$1.57	$1.45
Diluted	$1.93	$1.56	$1.43